Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 235,128	$ 197,174
Less: accumulated depreciation, excluding rental equipment	(88,526)	(79,343)
Property & equipment, excluding rental equipment, net	146,602	117,831
Property & equipment, net	180,292	152,983
Depreciation expense	36,166	31,458	26,245
Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	20 years
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	6,718	3,926
Buildings and leasehold improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	53,025	47,390
Buildings and leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	7 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	20 years
Computer equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	29,374	14,227
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Machinery & equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	102,937	94,198
Machinery & equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Machinery & equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years
Furniture & fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	6,625	12,678
Furniture & fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Furniture & fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years
Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	11,247	11,328
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Construction in progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	25,202	13,427
Rental equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, gross	110,455	105,162
Less: accumulated depreciation	(76,765)	(70,010)
Property & equipment, net	$ 33,690	$ 35,152
Rental equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Rental equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years